Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	8,874,696
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Entity File Number	0-16050